Income Taxes - 2014 Tax Reform (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Less: Current portion		$ 7,680,800	$ 2,013,648
Non-current portion		104,825	767,115
2014 Tax Reform
Income Taxes
Aggregate additional income tax liability for the elimination of the tax consolidation regime	$ 6,813,595
Benefit from tax loss carryforwards of Mexican companies in the Group	$ 7,936,044
Tax losses of subsidiaries, net		771,873	1,759,301
Less: Current portion		667,048	992,186
Non-current portion		$ 104,825	$ 767,115